General (Details)	12 Months Ended
Dec. 31, 2017
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest	9.375%
Chashgal Elyon Ltd. [Member]
Disclosure of associates [line items]
Proportion of ownership interest	75.00%
Groen Gas Goor B.V [Member]
Disclosure of associates [line items]
Proportion of ownership interest	51.00%